Employee Benefit Plans	12 Months Ended
Dec. 31, 2017
Retirement Benefits [Abstract]
Employee Benefit Plans
12. Employee Benefit Plans
Pension
NELICO sponsors a qualified and a nonqualified defined benefit pension plan, as well as unfunded other postretirement benefit plans. Effective December 31, 2014, the NELICO sponsored pension and other postretirement plans were amended to eliminate benefit accruals prospectively and are closed to new entrants. All benefit payments related to the nonqualified defined benefit pension plan and other postretirement benefit plans are subject to reimbursement annually, on an after tax basis, by MetLife.
Formerly, the Company’s employees, sales representatives and retirees participated in defined benefit pension plans sponsored by MLIC, a former affiliate. The Company also provided postemployment and postretirement medical and life insurance benefits for certain retired employees through plans sponsored by MLIC. Participation in these plans ended December 31, 2016. These plans also included participants from other affiliates of MLIC. The Company accounted for these plans as multiemployer benefit plans and as a result the assets, obligations and other comprehensive gains and losses of these benefit plans were not included in the accompanying combined balance sheets or the additional disclosure below. The Company’s share of pension expense was $0, $31 million and $24 million for the years ended December 31, 2017, 2016 and 2015, respectively. The pension expense associated with its employees that participate in the plans is included in other expenses.

Obligations and Funded Status

	December 31,
	2017		2016
	Pension Benefits (1)	Other Postretirement Benefits	Pension Benefits (1)	Other Postretirement Benefits
	(In millions)
Change in benefit obligations:
Benefit obligations at January 1,	$219	$37	$213	$32
Interest costs	9	2	9	2
Plan participants’ contributions	—	3	—	2
Net actuarial (gains) losses	11	6	5	(2)
Change in benefits and other	5	—	—	9
Benefits paid	(11)	(8)	(8)	(6)
Benefit obligations at December 31,	233	40	219	37
Change in plan assets:
Estimated fair value of plan assets at January 1,	155	—	148	—
Actual return on plan assets	17	—	11	—
Plan participants’ contributions	—	3	—	2
Employer contributions	4	5	4	4
Benefits paid	(11)	(8)	(8)	(6)
Estimated fair value of plan assets at December 31,	165	—	155	—
Over (under) funded status at December 31,	$(68)	$(40)	$(64)	$(37)
Amounts recognized in the consolidated balance sheets:
Other assets	$3	$—	$2	$—
Other liabilities	(71)	(40)	(66)	(37)
Net amount recognized	$(68)	$(40)	$(64)	$(37)
AOCI:
Net actuarial (gains) losses	$31	$3	$28	$(3)
Prior service costs (credit)	—	—	—	—
AOCI, before income tax	$31	$3	$28	$(3)
Accumulated benefit obligation	$233	N/A	$219	N/A
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(1)	Includes nonqualified unfunded plan, for which the aggregate projected benefit obligation (PBO) was $71 million and $66 million at December 31, 2017 and 2016, respectively.
Information for pension plans with accumulated benefit obligations in excess of plan assets was as follows at:

	December 31,
	2017	2016
	(In millions)
Projected benefit obligations	$71	$66
Accumulated benefit obligations	$71	$66
Estimated fair value of plan assets	$—	$—

The PBO exceeded assets for only the nonqualified unfunded pension plan at both December 31, 2017 and 2016.
The estimated net actuarial (gains) losses and prior service costs (credit) for the defined benefit pension plans and other postretirement benefit plans that will be amortized from AOCI into net periodic benefit costs over the next year are not significant.
Assumptions
The assumptions used in determining benefit obligations were 3.9% and 4.3% at December 31, 2017 and 2016, respectively, using the weighted average discount rate.
Assumptions used in determining net periodic benefit costs were as follows:

	Years Ended December 31,
Pension Benefits	2017	2016	2015
Weighted average discount rate	4.30%	4.42%	4.10%
Weighted average expected rate of return on plan assets (1)	5.75%	5.75%	5.75%
Rate of compensation increase	N/A	N/A	N/A

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(1)
The weighted expected return on plan assets is currently anticipated to be between 4.75% and 5.75%, which will be determined when the Brighthouse benefit plan investment committee reviews and approves the entirety of the investment policy including the future investment allocation targets on a post-Separation basis.

The weighted average discount rate is determined annually based on the yield, measured on a yield to worst basis, of a hypothetical portfolio constructed of high quality debt instruments available on the valuation date, which would provide the necessary future cash flows to pay the aggregate PBO when due.
The weighted average expected rate of return on plan assets is based on anticipated performance of the various asset sectors in which the plan invests, weighted by target allocation percentages. Anticipated future performance is based on long-term historical returns of the plan assets by sector, adjusted for the Company’s long-term expectations on the performance of the markets. While the precise expected rate of return derived using this approach will fluctuate from year to year, the Company’s policy is to hold this long-term assumption constant as long as it remains within reasonable tolerance from the derived rate.
Plan Assets
The asset of the qualified pension plan (the “Invested Plan”) are managed by MetLife Separate Accounts in accordance with investment policies consistent with the longer-term nature of related benefit obligations and within prudent risk parameters. Specifically, investment policies are oriented toward (i) maximizing the Invested Plan’s funded status; (ii) minimizing the volatility of the Invested Plan’s funded status; (iii) generating asset returns that exceed liability increases; and (iv) targeting rates of return in excess of a custom benchmark and industry standards over appropriate reference time periods. These goals are expected to be met through identifying appropriate and diversified asset classes and allocations, ensuring adequate liquidity to pay benefits and expenses when due and controlling the costs of administering and managing the Invested Plan’s investments. Independent investment consultants are periodically used to evaluate the investment risk of Invested Plan’s assets relative to liabilities, analyze the economic and portfolio impact of various asset allocations and management strategies and to recommend asset allocations.
Derivative contracts may be used to reduce investment risk, to manage duration and to replicate the risk/return profile of an asset or asset class. Derivatives may not be used to leverage a portfolio in any manner, such as to magnify exposure to an asset, asset class, interest rates or any other financial variable. Derivatives are also prohibited for use in creating exposures to securities, currencies, indices or any other financial variable that is otherwise restricted. The table below summarizes the actual weighted average allocation of the estimated fair value of total plan assets by asset class at December 31 for the years indicated and the approved target allocation by major asset class at December 31, 2017 for the Invested Plan:

	December 31,
	2017		2016
	Target (1)	Actual Allocation	Actual Allocation
Asset Class
Fixed maturity securities	80%	100%	79%
Equity securities	20%	—%	21%
Total assets	100%	100%	100%

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(1)
In an effort to limit variability during the Separation, MetLife changed the actual allocation to 100% fixed maturity securities, which was permitted under the approved investment policy so long as the change did not remain in place without action by the appropriate governing body with respect thereto for a period of more than one year. Brighthouse’s benefit plan investment committee is in the process of reviewing the entirety of the investment policy including the future investment allocation targets on a post-Separation basis and update the policy as appropriate.

Estimated Fair Value
The pension benefit plan assets are categorized into a three-level fair value hierarchy, as described in Note 8.
The pension plan assets measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy are summarized as follows:

	December 31, 2017
	Fair Value Hierarchy
	Level 1	Level 2	Level 3	Total Estimated Fair Value
	(In millions)
Assets
Interest in insurance company separate accounts	$45	$102	$—	$147
Insurance company general accounts	—	—	18	18
Total assets	$45	$102	$18	$165

	December 31, 2016
	Fair Value Hierarchy
	Level 1	Level 2	Level 3	Total Estimated Fair Value
	(In millions)
Assets
Interest in insurance company separate accounts	$72	$83	$—	$155
Insurance company general accounts	—	—	—	—
Total assets	$72	$83	$—	$155
For each of the years ended December 31, 2017 and 2016, the changes to pension plan assets invested in insurance company separate and general accounts measured at estimated fair value on a recurring basis using significant unobservable (Level 3) inputs were $18 million and not significant, respectively.
Expected Future Contributions and Benefit Payments
It is the Company’s practice to make contributions to the qualified pension plan to comply with minimum funding requirements of ERISA, the Pension Protection Act of 2006, the Code and the applicable rules and regulations. In accordance with such practice, no contributions are required for 2018. The Company expects to make no discretionary contributions to the qualified pension plan in 2018. For information on employer contributions, see “— Obligations and Funded Status.”
Benefit payments due under the nonqualified pension and unfunded postretirement plans are primarily funded from the Company’s general assets as they become due under the provision of the plans. As a result, benefit payments equal employer and employee contributions for these plans. The Company does not expect contributions to be material in 2018. As stated above, all benefit payments related to the nonqualified defined pension plan and other postretirement benefit plans are subject to reimbursement annually, on an after tax basis, by MetLife.
Gross benefit payments for the next 10 years before MetLife reimbursement on an after tax basis are expected to be as follows:

	Pension Benefits	Other Postretirement Benefits
	(In millions)
2018	$11	$4
2019	$11	$4
2020	$12	$4
2021	$13	$4
2022	$13	$3
2023-2027	$68	$14

Defined Contribution Plans
Brighthouse Services sponsors qualified and nonqualified defined contribution plans. For the year ended December 31, 2017 the total employer match for the qualified defined contribution plan was $8 million and the total accrual for the nonqualified deferred compensation plan was $2 million.